Subsequent events	12 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent events

19.  Subsequent events

As discussed in notes 1 and 7, on June 29, 2018, the Company secured a CAD$12.5 million (US$ 9.7 million) senior secured term loan with Crystal. Refer to note 7 for further details.